CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 3,831	$ 6,416	$ 702
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,430	1,869	1,956
Loss on sale of property and equipment	0	0	17
Increase (decrease) in accrued interest and exchange differences on short-term and other long-term liabilities	0	0	(155)
Stock based compensation	93	155	231
Decrease (increase) in trade receivables, net	(2,539)	11,097	(1,626)
Decrease (increase) in unbilled accounts receivable	(339)	2,593	(2,135)
Decrease (increase) in other accounts receivable and prepaid expenses	455	(10)	(555)
Decrease (increase) in inventories	(3,152)	(683)	845
Increase in long-term trade receivables	0	7	13
Decrease (increase) in deferred income taxes	(1,420)	1,350	879
Decrease in operating lease right-of-use assets	261	917	1,542
Increase in operating lease liabilities	(257)	(977)	(1,486)
Increase (decrease) in trade payables	(161)	(771)	1,855
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues	(7,435)	(229)	1,803
Decrease in customer advances	(143)	(540)	(1,462)
Accrued severance pay, net	(139)	(277)	(107)
Gain on divestiture of the Integrated Solutions Division	0	(14,888)	0
Net cash provided by (used in) operating activities	(9,515)	6,029	2,317
Cash flows from investing activities:
Investment in restricted deposits	0	0	77
Release (investment) of short-term and long-term bank deposits	(108)	65	16,978
Proceeds from sale of property and equipment	29	0	40
Purchase of property and equipment	(158)	(792)	(816)
Asset acquisition of technology, know-how and patents	0	(169)	(59)
Proceeds from divestiture of the Integrated Solutions Division	0	32,621	0
Net cash provided by (used in) investing activities	(237)	31,725	16,220
Cash flows from financing activities:
Cash distribution to Company’s shareholders	0	(40,117)	(25,000)
Dividend to redeemable non-controlling interests	0	0	(1,935)
Purchase of redeemable non-controlling interest	0	0	(1,891)
Proceeds from issuance of shares upon exercise of options to employees	19	434	41
Net cash provided by (used in) financing activities	19	(39,683)	(28,785)
Effect of exchange rate changes on cash and cash equivalents	(1,727)	981	2,828
Decrease in cash, cash equivalents and restricted cash	(11,460)	(948)	(7,420)
Cash, cash equivalents and restricted cash at the beginning of the year, including cash attributable to discontinued operations	26,397	27,345	34,765
Cash, cash equivalents and restricted cash at the end of the year, including cash attributable to discontinued operations	14,937	26,397	27,345
Less - cash, cash equivalents and restricted cash attributable to discontinued operations	0	0	2,814
Cash, cash equivalents and restricted cash from continuing operations	14,937	26,397	24,531
Supplemental disclosures of cash flows activities:
Cash and cash equivalents	14,937	26,397	27,093
Restricted cash	0	0	252
Total Cash, cash equivalents and restricted cash	14,937	26,397	27,345
Cash paid during the year for:
Interest	110	0	167
Income taxes	1,412	1,971	2,454
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 151	$ 444	$ 1,167